Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Aberdeen Street Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2016